Earnings Per Share - Additional Information (Detail) - Class A [Member] - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect on calculation of diluted earnings per common share attributable to outstanding stock-based awards (in shares)	14,000	0	0
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect on calculation of diluted earnings per common share attributable to outstanding stock-based awards (in shares)	700,000	44,000	100,000